UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22147

PowerShares India Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices)(Zip code)

Andrew Schlossberg

President

3500 Lacey Road,

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 983-0903

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

ITEM 1.  REPORTS TO STOCKHOLDERS

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, is as follows:

April 30, 2015

2015 Semi-Annual Report to Shareholders

PIN	PowerShares India Portfolio

2

PowerShares India Portfolio (PIN)

April 30, 2015

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2015
Information Technology	21.3
Energy	20.3
Financial Services	10.9
Health Care	9.9
Materials	9.1
Consumer Staples	8.3
Telecommunication Services	6.3
Consumer Discretionary	6.3
Industrials	5.2
Utilities	2.2
Time Deposit	0.1
Other Assets less Liabilities	0.1

Consolidated Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.8%
	India—99.8%
	Consumer Discretionary—6.3%
338,891	Bharat Forge, Ltd.	$6,694,851
31,890	Bosch, Ltd.	11,298,846
102,521	Hero MotoCorp, Ltd.	3,759,130
399,590	Mahindra & Mahindra, Ltd.	7,203,504
1,694,374	Tata Motors, Ltd.	13,558,460

		42,514,791

	Consumer Staples—8.3%
2,576,310	Hindustan Unilever, Ltd.	34,492,092
1,426,167	ITC, Ltd.	7,238,053
53,061	Nestlé India, Ltd.	5,490,809
167,146	United Spirits, Ltd.(b)	8,763,619

		55,984,573

	Energy—20.3%
2,036,189	Coal India, Ltd.	11,629,183
3,155,178	Indian Oil Corp., Ltd.	17,943,010
8,491,892	Oil & Natural Gas Corp., Ltd.	40,644,496
4,931,311	Reliance Industries, Ltd.	66,952,941

		137,169,630

	Financial Services—10.9%
2,056,032	Housing Development Finance Corp.	37,873,848
2,049,882	ICICI Bank, Ltd.	10,687,529

Number of Shares		Value
	Common Stocks (continued)
	India (continued)
	Financial Services (continued)
631,538	Indiabulls Housing Finance, Ltd.	$5,902,740
855,040	Rural Electrification Corp., Ltd.	4,194,091
228,758	Shriram City Union Finance, Ltd.	6,946,478
1,966,385	State Bank of India	8,351,293

		73,955,979

	Health Care—9.9%
317,795	Aurobindo Pharma, Ltd.	6,432,703
210,216	Cadila Healthcare, Ltd.	5,632,458
859,965	Cipla, Ltd.	8,611,159
96,720	Dr. Reddy’s Laboratories, Ltd.	5,040,815
113,204	GlaxoSmithKline Pharmaceuticals, Ltd.	5,673,835
2,397,892	Sun Pharmaceutical Industries, Ltd.	35,444,555

		66,835,525

	Industrials—5.2%
244,264	ABB India, Ltd.	5,137,370
105,579	Bharat Electronics, Ltd.	5,127,351
992,420	Bharat Heavy Electricals, Ltd.	3,719,524
2,131,303	Crompton Greaves, Ltd.	5,660,881
244,657	Larsen & Toubro, Ltd.	6,283,696
420,739	Seimens, Ltd.	9,014,274

		34,943,096

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

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PowerShares India Portfolio (PIN) (continued)

April 30, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	India (continued)
	Information Technology—21.3%
900,085	HCL Technologies, Ltd.	$12,478,467
2,106,588	Infosys, Ltd.	64,418,178
187,423	Just Dial, Ltd.	3,158,143
259,919	Mindtree, Ltd.	4,989,675
83,242	Oracle Financial Services Software, Ltd.	4,345,517
792,882	Tata Consultancy Services, Ltd.	30,755,308
562,975	Tech Mahindra, Ltd.	5,507,432
2,172,555	Wipro, Ltd.	18,423,020

		144,075,740

	Materials—9.1%
691,064	Asian Paints, Ltd.	8,295,706
5,584,322	Hindustan Zinc, Ltd.	14,893,870
439,177	JSW Steel, Ltd.	6,445,734
3,674,849	NMDC, Ltd.	7,420,285
4,657,369	Sesa Sterlite, Ltd.	15,387,686
26,047	Shree Cement, Ltd.	4,180,007
4,376,677	Steel Authority of India, Ltd.	4,785,645

		61,408,933

	Telecommunication Services—6.3%
4,658,895	Bharti Airtel, Ltd.	27,954,103
5,470,847	Idea Cellular, Ltd.	15,073,577

		43,027,680

	Utilities—2.2%
6,399,239	NTPC, Ltd.	15,142,968

	Total Common Stocks (Cost $551,055,683)	675,058,915

Principal
	Short-Term Instruments—0.1%
	Time Deposit—0.1%
$760,626	JPMorgan Chase & Co. 0.03%, 5/01/15 (Cost $760,626)	760,626

	Total Investments—99.9% (Cost $551,816,309)	675,819,541
	Other assets less liabilities—0.1%	372,690

	Net Assets—100.0%	$676,192,231

Footnotes to the Consolidated Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classifications Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

4

Consolidated Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

PowerShares India Portfolio (PIN)
Assets:
Investments, at value	$675,819,541
Foreign currencies, at value	17,916,106
Cash	4,550
Receivables:
Fund shares sold	2,113,141
Dividends	66,849
ETF transaction fee receivable	4,438

Total Assets	695,924,625

Liabilities:
Payables:
Investments purchased	19,101,903
Fund shares sold	9,836
Accrued unitary management fee	427,227
Accrued tax expense	193,428

Total Liabilities	19,732,394

Net Assets	$676,192,231

Net Assets Consist of:
Shares of beneficial interest	$667,062,337
Undistributed net investment income (loss)	(117,092)
Undistributed net realized gain (loss)	(114,810,113)
Net unrealized appreciation	124,057,099

Net Assets	$676,192,231

Shares outstanding (unlimited amount authorized, $0.01 par value)	32,000,000
Net asset value	$21.13

Market price	$21.03

Investments, at cost	$551,816,309

Foreign currencies, at cost	$17,919,000

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

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Consolidated Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

PowerShares India Portfolio (PIN)
Investment Income:
Dividend income	$2,939,229
Interest income	1,055

Total Income	2,940,284

Expenses:
Unitary management fee	2,318,510
Tax expense	32,662

Total Expenses	2,351,172

Net Investment Income	589,112

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment securities	2,570,560
Foreign currencies	(508,693)

Net realized gain	2,061,867

Net change in unrealized appreciation (depreciation) from:
Investment securities	(44,917,853)
Foreign currencies	52,976

Net change in unrealized appreciation (depreciation)	(44,864,877)

Net realized and unrealized gain (loss)	(42,803,010)

Net increase (decrease) in net assets resulting from operations	$(42,213,898)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	PowerShares India Portfolio (PIN)
	April 30, 2015	October 31, 2014
Operations:
Net investment income	$589,112	$5,002,144
Net realized gain	2,061,867	5,160,591
Net change in unrealized appreciation (depreciation)	(44,864,877)	100,491,541

Net increase (decrease) in net assets resulting from operations	(42,213,898)	110,654,276

Distributions to Shareholders from:
Net investment income	(717,948)	(4,304,683)

Shareholder transactions:
Proceeds from shares sold	152,456,171	101,931,040
Value of shares repurchased	—	(16,729,956)
Transaction fees	325,194	236,899

Net increase in net assets resulting from shares transactions	152,781,365	85,437,983

Increase in Net Assets	109,849,519	191,787,576

Net Assets:
Beginning of period	566,342,712	374,555,136

End of period	$676,192,231	$566,342,712

Undistributed net investment income (loss) at end of period	$(117,092)	$11,744

Changes in Shares outstanding:
Shares sold	6,800,000	4,850,000
Shares repurchased	—	(1,000,000)
Shares outstanding, beginning of period	25,200,000	21,350,000

Shares outstanding, end of period	32,000,000	25,200,000

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

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Financial Highlights

PowerShares India Portfolio (PIN)

	For the Six Months Ended April 30, 2015 (Unaudited)		For the Year Ended October 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value at beginning period	$22.47		$17.54	$17.94	$20.04	$25.32	$19.72
Net investment income(a)	0.02		0.22	0.19	0.14	0.14	0.13
Net realized and unrealized gain (loss)	(1.34)		4.89	(0.49)	(2.20)	(5.31)	5.51
Total from investment operations	(1.32)		5.11	(0.30)	(2.06)	(5.17)	5.64
Distributions to shareholders from:
Net investment income	(0.03)		(0.19)	(0.16)	(0.13)	(0.15)	(0.12)
Return of capital	—		—	—	—	(0.04)	—
Total distributions	(0.03)		(0.19)	(0.16)	(0.13)	(0.19)	(0.12)
Transaction fees(a)	0.01		0.01	0.06	0.09	0.08	0.08
Net asset value at end of period	$21.13		$22.47	$17.54	$17.94	$20.04	$25.32
Market price at end of period(b)	$21.03		$22.58	$17.28	$17.85	$19.86	$25.40
Net Asset Value, Total Return(c)	(5.83)%		29.30%	(1.29)%	(9.84)%	(20.24)%	29.09%
Market Value, Total Return(c)	(6.74)%		31.66%	(2.20)%	(9.39)%	(21.21)%	32.25%
Ratios/ Supplemental Data:
Net assets at end of period (000’s omitted)	$676,192		$566,343	$374,555	$371,398	$401,716	$548,154
Ratio to average net assets of:
Expenses	0.79	%(d)	0.85%	0.82%	0 .81%	0 .79%	0.78%
Net investment income	0.20	%(d)	1.14%	1.08%	0 .78%	0 .62%	0.60%
Portfolio turnover rate(e)	13%		49%	117%	134%	82%	40%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and sale at the market price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8

Notes to Consolidated Financial Statements

PowerShares India Exchange-Traded Fund Trust

April 30, 2015

(Unaudited)

Note 1. Organization

PowerShares India Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on August 3, 2007 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2015, the Trust offered one portfolio, the PowerShares India Portfolio (PIN), an exchange-traded index fund (the “Portfolio”). The Portfolio carries out its investment strategy by investing substantially all of its assets in PowerShares Mauritius, a wholly-owned subsidiary organized in Mauritius (the “Subsidiary”). The Subsidiary invests at least 90% of its total assets in securities that comprise the Indus India Index (the “Underlying Index”), as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on securities in the Underlying Index. Invesco PowerShares Capital Management LLC (the “Adviser”) serves as the investment adviser to both the Portfolio and the Subsidiary (collectively the “Fund”). Through such investment structure, the Fund expects to obtain benefits from a tax treaty between Mauritius and India (the “Tax Treaty”). To obtain benefits under the Tax Treaty, the Subsidiary must meet certain tests and conditions, including the establishment of Mauritius tax residence.

The Portfolio’s shares (“Shares”) are listed on NYSE Arca, Inc. The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the Underlying Index.

Note 2. Significant Accounting Policies

The preparation of the financial statements on a consolidated basis in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from those estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are released to print. All inter-company accounts and transactions have been eliminated in consolidation. The following is a summary of the significant accounting policies followed by the Fund in preparation of its consolidated financial statements.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

9

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Fund does not utilize investing strategies that seek returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest, through the Subsidiary, a greater portion of its assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Equity Risk. Equity risk is the risk that the value of the securities the Subsidiary holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Subsidiary holds participate or factors relating to specific companies in which the Subsidiary invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Subsidiary holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Subsidiary holds. In addition, securities of an issuer in the Subsidiary’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Currency Risk. The Fund, through the Subsidiary, invests in Indian rupee-denominated equity securities of Indian issuers. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the Indian rupee depreciates against the U.S. dollar, even if the value of the Subsidiary’s holdings, measured in Indian rupees, increases.

Indian Securities Risk. Investment in Indian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely affect the value of the Fund’s assets. Such heightened risks include, among others, political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. In addition, religious and border disputes persist in India. Certain restrictions on foreign

10

investment may decrease the liquidity of the Fund’s portfolio or inhibit the Fund’s ability to track the Underlying Index. The Fund’s investment in securities of issuers located or operating in India as well as its ability to track the Underlying Index may be limited or prevented at times, due to the limits on foreign ownership imposed by the Reserve Bank of India.

Regulatory Risk. The Adviser is a qualified foreign institutional investor (“FII”) with the Securities and Exchange Board of India (“SEBI”), and the Subsidiary is registered as a sub-account with the SEBI in order to obtain certain benefits relating to the Fund’s ability to make and dispose of investments. There can be no assurances that the Indian regulatory authorities will continue to grant such qualifications, and the loss of such qualifications could adversely impact the ability of the Fund to make investments in India.

The Subsidiary’s investments will be made in accordance with investment restrictions prescribed under the FII regulation. If new policy announcements or regulations in India are made which require retrospective changes in the structure or operations of the Fund, these may adversely impact the performance of the Fund.

Cash Transaction Risk. Unlike most exchange-traded funds (“ETFs”), the Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind because of the nature of the Subsidiary’s investments. As such, investments in the Shares may be less tax efficient than investments in conventional ETFs.

C. Foreign Currency Translations

Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

D. Federal Income Taxes

The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales and passive foreign investment company adjustments, if any.

The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

The Subsidiary shall endeavor to: (i) comply with the requirements of the Tax Treaty; (ii) be a tax resident of Mauritius; and (iii) maintain its central management and control in Mauritius, and therefore the Fund’s management believes that the Subsidiary shall be eligible to obtain the benefits of the Tax Treaty. As a result, after considering the benefit of the Tax Treaty, with respect to Indian taxes, the Fund is not expected to be subject to capital gains tax in India on the sale of Indian securities but is expected to be subject to Indian withholding tax on interest earned on Indian debt securities at rates that may vary from 5% to 20%, depending on the nature of the underlying debt security. Dividends from Indian companies are paid to the Fund free of Indian tax. With respect to Mauritian taxes, the Fund is expected to be subject to an effective rate of tax of 3% of its net dividend and interest income and is not expected to be subject to taxes on capital gains. There is no assurance that the terms of the Tax Treaty will not be subject to renegotiation or a different

11

interpretation of the Tax Treaty in the future or that the Subsidiary will continue to be deemed a tax resident by Mauritius, allowing favorable tax treatment. Any change in the provisions of this Tax Treaty or in its applicability to the Subsidiary could result in the imposition of withholding and other taxes on the Subsidiary by India, which would reduce the return to the Fund on its investment.

In 2012, the Government of India enacted certain legislative amendments to its existing income tax laws, including a General AntiAvoidance Rule (“GAAR”), which empowers the Indian Revenue Authorities to disregard structures that lack commercial substance. These rules were scheduled to take effect in 2015-2016 but on February 28, 2015 the Union Budget proposed to defer GAAR by two more years. These new rules, if applied by the Indian Revenue Authorities to the Fund, could affect benefits received under the Tax Treaty. Additionally, GAAR includes provisions that impose Indian tax on certain transfers of shares of an Indian company. However, until more definitive guidance on the legislative changes is available, the impact to the Fund, if any, cannot be determined at this time.

E. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

F. Expenses

The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses (including acquired fund fees and expenses, if any).

G. Dividends and Distributions to Shareholders

The Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s consolidated financial statements as a tax return of capital at fiscal year-end.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, the Fund has agreed to pay the Adviser an annual unitary management fee of 0.78% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses (including acquired fund fees and expenses, if any).

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for the Fund with Indus Advisors LLC (the “Licensor”). The Underlying Index name trademark is owned by the Licensor. The trademark has been licensed to the Adviser for use by the Fund. The Fund is entitled to use the Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund. The Fund is not a party to the licensing agreement.

The Trust has entered into service agreements whereby Brown Brothers Harriman & Co. serves as the administrator, custodian, fund accountant and transfer agent for the Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

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Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2015, all securities in the Fund were valued based on Level 1 inputs (see the Consolidated Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had capital loss carryforwards as of October 31, 2014, which expire as follows:

	Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2016	$477,398	$—	$477,398
October 31, 2017	2,620,805	—	2,620,805
October 31, 2018	2,587,911	—	2,587,911
October 31, 2019	15,322,005	—	15,322,005
Not subject to expiration	11,678,573	26,050,875	37,729,448
Total capital loss carryforward	$32,686,692	$26,050,875	$58,737,567

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 6. Investment Transactions

For the six-month period ended April 30, 2015, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, if any) were $232,763,768 and $80,800,127, respectively.

At April 30, 2015, the aggregate cost and the net unrealized appreciation of investments for tax purposes were as follows:

Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
$171,878,560	$(47,875,328)	$124,003,232	$551,816,309

Note 7. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Fund to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and an Officer of the Trust. The Adviser, as a result of the Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are

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valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.

Note 8. Capital

Shares are created and redeemed by the Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Unlike most ETFs, the Fund currently effects creations and redemptions principally in exchange for the deposit or delivery of cash, rather than principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). If an in-kind transaction is permitted, there will be a balancing cash component to equate the transaction to the NAV per Share of the Fund on the transaction date. However, cash in an amount equivalent to the value of certain securities may be substituted for any otherwise permitted in-kind transaction, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

The Fund charges certain transaction fees for creations and redemptions which are treated as increases in capital, which are shown in the Consolidated Statement of Changes in Net Assets as Transaction Fees.

Transactions in the Fund’s Shares are disclosed in detail in the Consolidated Statement of Changes in Net Assets.

Note 9. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Also, under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve, future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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Fees and Expenses

As a shareholder of the PowerShares India Portfolio (the “Fund”), you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2015.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expense Paid During the Six-Month Period(1)
Actual	$1,000.00	$941.70	0.79%	$3.81
Hypothetical (5% return before expenses)	1,000.00	1,020.87	0.79	3.96

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2015. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365. Expense ratios for the most recent six-month period may differ from expense ratios based on annualized data in the Financial Highlights.

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Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 16, 2015, the Board of Trustees of the PowerShares India Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for PowerShares India Portfolio (the “Fund”).

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Fund and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Fund grows, (v) whether the fee level reflects any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered to and amounts paid by other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with the Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board’s analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Fund, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Fund. The Trustees reviewed matters related to the Adviser’s oversight of the execution of portfolio transactions on behalf of the Fund. The Trustees also reviewed information on the performance of the Fund and its underlying index for the one-year, three-year, five-year and since-inception (March 5, 2008) periods ended December 31, 2014, including reports for each of those periods on the correlation and tracking error between the Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between the Fund and its underlying index. In reviewing the tracking error report, the Trustees considered information provided by Ibbotson Associates, a consultant to the Independent Trustees, with respect to general expected tracking error ranges and various explanations for any tracking error. The Trustees noted that for each period, the correlation and tracking error for the Fund was within the targeted range set forth in the Trust’s registration statement. The Trustees concluded that the Fund was correlated to its underlying index and that the tracking error for the Fund was within an acceptable range given the Fund’s circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Fund’s administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources the Adviser had devoted to structuring the Trust and overseeing the service providers for the Fund with India investment fund-related experience.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Fund under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds and the advisory fees of comparable ETFs and open-end actively-managed funds.

The Trustees noted that the annual unitary advisory fee charged to the Fund is 0.78%, and that the Adviser pays all other operating expenses of the Fund and the Fund’s wholly-owned subsidiary, except that the Fund and its subsidiary pay their respective brokerage expenses, taxes, interest and extraordinary expenses. The Trustees noted that the Adviser represented that it does not serve as an investment adviser to any clients with comparable investment strategies as the Fund. The Trustees noted that the Fund’s advisory fee was equal to the median advisory fee of its ETF peer funds, but was slightly higher than the median advisory fee of its open-end actively-managed peer funds. The Trustees also noted that the Fund’s net expense ratio was 0.85% (which includes the 0.78% unitary advisory fee plus 0.07% of other expenses for the fiscal year ended October 31, 2014), which was higher than the median net expense ratio of its ETF peer funds but was lower than the median net expense ratio of its open-end index and open-end actively-managed peer funds.

The Trustees noted that the Fund’s advisory fee was reasonable because of the complexity of investing directly in the Indian market, other distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of the Fund’s advisory fee was attributable to a significant license fee payable out of the unitary fee charged to the Fund. The Board concluded that the unitary advisory fee charged to the Fund was reasonable and appropriate in light of the services provided.

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Board Considerations Regarding Continuation of Investment Advisory Agreement (continued)

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its overall profitability as well as the estimated profitability to the Adviser from its relationship to the Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed the Fund’s asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the advisory fee rate for the Fund was reasonable in relation to the asset size of the Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Fund and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for the Fund.

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Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on FORM N-Q. The Form N-Qs will be available on the Commission’s website at www.sec.gov. The Trust’s FORM N-Qs may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2015 Invesco PowerShares Capital Management LLC		P-PIN-SAR-1
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

ITEM 2.  CODE OF ETHICS.

Not required for a semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for a semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for a semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for a semi-annual report.

ITEM 6.  SCHEDULE OF INVESTMENTS.

a.	The Schedule of Investments is included as part of the semi-annual report to shareholders filed under Item 1 of this Form N-CSR.
b.	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940), that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics

Not required for a semi-annual report.

(a)(2) Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3) Not Applicable.

(b) Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PowerShares India Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Name: Andrew Schlossberg
Title: President
Date: July 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Name: Andrew Schlossberg
Title: President
Date: July 2, 2015

By:	/s/ Steven Hill
Name: Steven Hill
Title: Treasurer
Date: July 2, 2015